Assets Classified As Held For Sale/ Liabilities Associated With Assets Classified As Held For Sale	12 Months Ended
Apr. 30, 2023
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Assets Classified As Held For Sale/ Liabilities Associated With Assets Classified As Held For Sale
15.	ASSETS CLASSIFIED AS HELD FOR SALE/ LIABILITIES ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE
In April 2023, the Company entered into an agreement to dispose of part of its digital solutions services—financial services. The assets and liabilities attributable to this business, which are expected to be sold within twelve months, have been classified as a disposal group held for sale and are presented separately in the consolidated statement of financial position (see below). The disposal group is part of the Group’s digital solutions services—financial services segment. The net proceeds of disposal are expected to exceed the net carrying amount of the relevant assets and liabilities and accordingly, no impairment loss has been recognized.
The major classes of assets and liabilities of the disposal group classified as held for sale are as follows:

April 30, 2023
US$
Goodwill	7,484
Property, plant and equipment	3
Intangible assets	3,505
Accounts receivable	27
Prepayments, deposits and other receivables	1
Fiduciary bank balances	330
Cash and cash equivalents	731

Total assets classified as held for sale	12,081

Client’s monies held on trust	(23)
Other payables and accruals	(408)
Deferred tax liabili ty	(599)

Total liabilities associated with assets classified as held for sale	(1,030)